Supplement to the
Strategic Advisers® Value Fund
July 30, 2014
Prospectus

As of September 30, 2014, the subadvisory agreement between Strategic Advisers, Inc. and Cohen & Steers Capital Management, Inc. (Cohen & Steers) on behalf of Strategic Advisers Value Fund has expired. As a result, all references to Cohen & Steers are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

SUF-14-02  September 30, 2014
1.936472.105

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2014
Prospectus

As of September 30, 2014, the subadvisory agreement between Strategic Advisers, Inc. and Cohen & Steers Capital Management, Inc. (Cohen & Steers) on behalf of Strategic Advisers Value Multi-Manager Fund has expired. As a result, all references to Cohen & Steers are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

MMV-14-03  September 30, 2014
1.936473.106

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class F
July 30, 2014
Prospectus

As of September 30, 2014, the subadvisory agreement between Strategic Advisers, Inc. and Cohen & Steers Capital Management, Inc. (Cohen & Steers) on behalf of Strategic Advisers Value Multi-Manager Fund has expired. As a result, all references to Cohen & Steers are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

MMV-F-14-02  September 30, 2014
1.9584485.102

Supplement to
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2014
Prospectus

As of September 30, 2014, the subadvisory agreement between Strategic Advisers, Inc. and Cohen & Steers Capital Management, Inc. (Cohen & Steers) on behalf of Strategic Advisers Value Multi-Manager Fund has expired. As a result, all references to Cohen & Steers are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

MMV-L-MMV-N-14-02  September 30, 2014
1.9859474.101